AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 76.8%
Long-Term Municipal Bonds - 76.8%
Alabama - 1.9%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$130,111
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)	510	565,789
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	680	817,435

		1,513,335

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	135	148,616

Arizona - 3.3%
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2018
5.00%, 7/01/48	2,000	2,361,180
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	100	107,416
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	132,088

		2,600,684

California - 7.3%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	175	203,012
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/38	850	1,034,798
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	250	266,883
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2018A
5.50%, 12/01/58 (b)	250	290,738
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	1,305	1,318,037

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2017D
5.00%, 5/01/25	$2,250	$2,696,670

		5,810,138

Colorado - 0.5%
Colorado Health Facilities Authority
Series 2013
5.25%, 1/01/40 (Pre-refunded/ETM)	170	191,803
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	233,186

		424,989

Connecticut - 2.5%
City of New Haven CT
Series 2018A
5.50%, 8/01/38	615	726,745
State of Connecticut
Series 2015F
5.00%, 11/15/26	1,000	1,200,920
Series 2018A
3.75%, 9/15/20	100	101,490

		2,029,155

District of Columbia - 0.6%
District of Columbia (Freedom Forum, Inc. (The))
NATL
6.44%, 8/01/38 (c)	375	375,000
District of Columbia (Friendship Public Charter School, Inc.)
Series 2016A
5.00%, 6/01/41	100	112,300

		487,300

Florida - 5.3%
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (a)	100	102,682
Brevard County School District (Brevard County School District COP)
Series 2015B
5.00%, 7/01/25	290	349,322
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	110	119,016
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	590,434

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	$780	$924,238
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	308,918
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	495	471,834
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	270	303,691
Pinellas County Industrial Development Authority
5.00%, 7/01/39 (a)(d)	505	574,443
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	441,511

		4,186,089

Georgia - 1.5%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	336,979
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	760	829,943

		1,166,922

Guam - 0.1%
Territory of Guam
5.00%, 11/15/31	100	115,774

Illinois - 6.9%
Chicago Board of Education
Series 2010
6.319%, 11/01/29	325	354,656
Series 2012A
5.00%, 12/01/42	240	250,512
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	335	379,947
Series 2017B
5.00%, 1/01/35	725	863,192
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.33%, 5/15/48 (a)	85	78,049
Series 2016C
2.00%, 5/15/55 (a)(e)(f)(g)	15	744
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	105,653

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	$250	$282,715
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	505,395
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	600	651,504
State of Illinois
Series 2013
5.50%, 7/01/25	270	298,369
Series 2016
5.00%, 2/01/24	375	411,716
Series 2017D
5.00%, 11/01/26	130	146,354
Series 2018A
5.00%, 10/01/27	1,000	1,149,750

		5,478,556

Indiana - 1.1%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	165,821
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	210,886
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/40	100	109,061
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)(b)	350	358,302

		844,070

Iowa - 0.4%
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group)
Series 2018A
5.00%, 5/15/48	325	357,620

Kentucky - 1.3%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37	175	201,899
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (a)	65	67,946

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	$425	$481,806
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	225	265,199

		1,016,850

Louisiana - 1.5%
City of New Orleans LA Water System Revenue
Series 2014
5.00%, 12/01/34	100	112,108
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/36	675	803,169
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23 (a)(f)(h)	250	3
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	215	246,136

		1,161,416

Maine - 0.4%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (b)	100	111,481
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	165	181,903

		293,384

Maryland - 0.4%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	120	139,174
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (a)	150	163,399

		302,573

Massachusetts - 1.4%
Massachusetts Development Finance Agency (Merrimack College)
Series 2014
5.125%, 7/01/44	620	675,905

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/22 (a)(b)	$325	$285,402
Series 2017A
7.75%, 12/01/44 (a)(b)	140	142,638

		1,103,945

Michigan - 0.6%
City of Detroit MI
5.00%, 4/01/38	75	82,105
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/22	115	126,633
Michigan Finance Authority (Trinity Health Corp.)
Series 2015
5.00%, 12/01/32	235	256,947

		465,685

Minnesota - 0.2%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
NATL
3.40%, 8/01/28 (c)	50	50,000
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.)
5.00%, 8/01/49 (a)(d)	105	114,335

		164,335

Nebraska - 0.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	108,512

Nevada - 1.8%
Clark County School District
Series 2017C
5.00%, 6/15/36	1,300	1,424,683

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	122,757

New Jersey - 5.3%
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM) (a)	30	30,677

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	$260	$265,252
Series 2014P
5.00%, 6/15/29	200	223,658
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	93,316
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36	280	331,523
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	550	649,974
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	247,246
Series 2018A
5.00%, 12/15/35	340	395,916
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32 (Pre-refunded/ETM)	315	350,324
Series 2017B
5.00%, 1/01/32	540	668,644
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	905	979,165

		4,235,695

New Mexico - 0.2%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	145	145,212

New York - 7.7%
City of New York NY
Series 2013J
5.00%, 8/01/21	340	366,404
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	315	362,455
Series 2018C
5.00%, 9/01/20	1,825	1,898,183
Series 2019B
5.00%, 5/15/22	550	606,133
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/32	865	1,085,004

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/34 (b)	$200	$233,568
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	493,315
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The))
Series 2016A
5.00%, 10/01/46	250	367,455
Series 2018A
5.00%, 10/01/48	100	148,034
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	401,777
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (a)	120	121,189

		6,083,517

North Carolina - 0.7%
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	500	588,915

North Dakota - 0.1%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.375%, 9/15/38 (a)(b)	100	97,348

Ohio - 3.1%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	235	230,558
City of Akron/OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	488,770
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/47	175	203,864
County of Cuyahoga/OH (County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	417,064
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	205	229,953

	Principal Amount (000)	U.S. $ Value
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (a)	$100	$102,859
Ohio Air Quality Development Authority (AMG Vanadium LLC)
5.00%, 7/01/49 (b)	100	107,407
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (a)(e)(i)	100	102,000
Series 2009D
4.25%, 8/01/29 (a)	145	149,350
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	100	103,000
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
4.25%, 1/15/38 (a)(b)	185	197,166
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	140	144,200

		2,476,191

Pennsylvania - 5.5%
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	130	133,900
City of Philadelphia PA
Series 2017
5.00%, 8/01/31	1,000	1,215,020
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/26	2,000	2,427,120
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.75%, 7/01/35 (a)	100	107,335
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38	100	113,810
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	200	234,482
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	150	162,625

		4,394,292

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 4.9%
Commonwealth of Puerto Rico
Series 2006A
5.25%, 7/01/23-7/01/24	$50	$37,000
Series 2006B
5.25%, 7/01/32 (e)(f)	20	14,800
Series 2008A
5.00%, 7/01/23	25	18,438
5.50%, 7/01/32 (a)	50	36,875
Series 2009C
6.00%, 7/01/39 (e)(f)	25	18,438
Series 2011A
5.75%, 7/01/24 (e)(f)	65	46,881
Series 2012A
5.75%, 7/01/28 (e)(f)	100	62,125
Series 2014A
8.00%, 7/01/35 (e)(f)	285	155,325
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40 (a)	151	112,431
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.00%, 7/01/38-7/01/44	175	176,750
6.125%, 7/01/24	45	46,912
Series 2012A
5.00%, 7/01/33	80	80,600
5.125%, 7/01/37	25	25,188
5.25%, 7/01/29-7/01/42	200	202,500
5.50%, 7/01/28	75	76,687
5.75%, 7/01/37	50	51,250
6.00%, 7/01/47	50	51,375
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (a)(e)(f)	245	185,587
Series 2010A
5.25%, 7/01/30 (a)	15	11,400
Series 2010C
5.00%, 7/01/21 (a)(e)(f)	25	18,938
Series 2010D
5.75%, 7/01/28 (a)(e)(f)	15	11,363
Series 2010X
5.25%, 7/01/40 (a)	150	114,000
Series 2010Z
5.25%, 7/01/24 (a)	40	30,400
Series 2012A
5.00%, 7/01/29 (a)	50	37,875
5.00%, 7/01/42 (a)(e)(f)	10	7,575
AGM Series 2007V
5.25%, 7/01/31	375	414,941
NATL Series 2007V
5.25%, 7/01/35	100	105,339

	Principal Amount (000)	U.S. $ Value
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	$125	$136,472
AGC Series 2007N
5.25%, 7/01/36	110	121,384
NATL Series 2007N
5.25%, 7/01/32	100	106,065
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	390	399,262
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24-7/01/46 (a)	274	85,783
Series 2019A
5.00%, 7/01/58 (a)	867	866,957

		3,866,916

South Carolina - 1.2%
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	220	244,004
Series 2014C
5.00%, 12/01/46	325	364,699
Series 2016A
5.00%, 12/01/36	265	309,236

		917,939

Tennessee - 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	370	380,956
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	135	150,147
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/35	215	251,543

		782,646

Texas - 5.4%
Austin Convention Enterprises, Inc.
Series 2017A
5.00%, 1/01/34	500	586,320
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	108,238

	Principal Amount (000)	U.S. $ Value
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	$260	$296,782
Series 2015
5.00%, 9/01/31	160	182,635
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	688,565
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/28 (a)(b)	100	107,245
Love Field Airport Modernization Corp. (Dallas Love Field)
Series 2015
5.00%, 11/01/32	500	581,270
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (a)	100	107,133
North Texas Tollway Authority (North Texas Tollway System)
Series 2015B
5.00%, 1/01/34	250	288,770
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (a)	150	165,987
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44 (a)(g)	100	95,000
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	108,011
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
5.00%, 6/30/58 (a)(d)	235	272,572
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (Pre-refunded/ETM) (a)	55	59,497
Trinity River Authority
Series 2015
5.00%, 2/01/21	335	354,296
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/22	230	255,919

		4,258,240

	Principal Amount (000)	U.S. $ Value
Virginia - 0.2%
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	$165	$163,771
Washington - 1.4%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/44	280	321,594
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	510	581,782
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	100	107,505
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	100	114,397

		1,125,278

West Virginia - 0.2%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	125	124,988

Wisconsin - 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	100	105,566
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/42 (b)	130	142,433
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	125	134,021

		382,020

Total Municipal Obligations (cost $57,569,167)		60,970,356

	Shares
INVESTMENT COMPANIES - 4.3%
Funds and Investment Trusts - 4.3% (j)
iShares National Muni Bond ETF	16,800	1,909,992
VanEck Vectors High-Yield Municipal Index ETF	23,900	1,525,537

Total Investment Companies (cost $3,411,508)		3,435,529

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 2.2%
Industrial - 1.6%
Basic - 0.1%
Glencore Funding LLC
3.00%, 10/27/22 (b)	$100	$100,253
Capital Goods - 0.4%
Boeing Co. (The)
3.10%, 5/01/26	300	307,647
Communications - Telecommunications - 0.2%
AT&T, Inc.
3.616% (LIBOR 3 Month + 1.18%), 6/12/24 (k)	165	168,041
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
2.425%, 6/12/20	200	199,362
Consumer Non-Cyclical - 0.5%
CVS Health Corp.
3.35%, 3/09/21	250	253,238
Cigna Corp.
3.40%, 9/17/21 (b)	165	167,950

		421,188

Technology - 0.1%
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (b)	105	104,896

		1,301,387

Financial Institutions - 0.6%
Banking - 0.4%
Bank of America Corp.
Series G
2.369%, 7/21/21	305	304,616

Finance – 0.2%
AIG Global Funding
2.15%, 7/02/20 (b)	150	149,425

		454,041

Total Corporates - Investment Grade (cost $1,739,233)		1,755,428

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Risk Share Floating Rate - 2.2%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.616% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(k)	200	200,427
Series 2019-3A, Class M1B
3.99% (LIBOR 1 Month + 1.60%), 7/25/29 (b)(k)	252	251,565
Federal National Mortgage Association
Series 2014-C01, Class M2
6.666% (LIBOR 1 Month + 4.40%), 1/25/24 (k)	500	546,781

	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 1M2
9.016% (LIBOR 1 Month + 6.75%), 8/25/28 (k)	$129	$143,996
Series 2016-C02, Class 1M2
8.266% (LIBOR 1 Month + 6.00%), 9/25/28 (k)	465	512,391
STACR Trust
Series 2019-DNA3, Class M2
4.35% (LIBOR 1 Month + 2.05%), 7/25/49 (b)(k)	55	55,001

Total Collateralized Mortgage Obligations (cost $1,740,904)		1,710,161

GOVERNMENTS - TREASURIES - 2.0%
United States - 2.0%
U.S. Treasury Notes
1.75%, 6/30/24 (cost $1,601,355)	1,600	1,592,750

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Non-Agency Fixed Rate CMBS - 0.1%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	92	91,658

Non-Agency Floating Rate CMBS - 0.7%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.325% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(b)(k)	250	249,838
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.328% (LIBOR 1 Month + 1.03%), 11/19/35 (b)(k)	275	275,426

		525,264

Total Commercial Mortgage-Backed Securities (cost $615,989)		616,922

ASSET-BACKED SECURITIES - 0.7%
Autos - Fixed Rate - 0.1%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	52	51,486

Credit Cards - Fixed Rate - 0.4%
World Financial Network Credit Card Master Trust
Series 2018-B, Class A
3.46%, 7/15/25	335	343,048

Other ABS - Fixed Rate - 0.2%
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(b)	172	174,433

Total Asset-Backed Securities (cost $558,441)		568,967

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 0.7%
Financial Institutions - 0.2%
Insurance - 0.2%
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (b)(l)	$200	$185,370

Industrial - 0.5%
Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (b)	130	130,665

Energy - 0.3%
California Resources Corp.
8.00%, 12/15/22 (b)	350	244,748

		375,413

Total Corporates - Non-Investment Grade (cost $619,387)		560,783

COLLATERALIZED LOAN OBLIGATIONS - 0.3%
CLO - Floating Rate - 0.3%
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.443% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(b)(k) (cost $250,000)	250	248,140

	Shares
SHORT-TERM INVESTMENTS - 9.3%
Investment Companies - 9.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (j)(m)(n) (cost $7,419,227)	7,419,227	7,419,227

Total Investments - 99.3% (cost $75,525,211) (o)		78,878,263
Other assets less liabilities - 0.7%		553,434

Net Assets - 100.0%		$79,431,697

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	3.17%	USD	4,950	$(412,440)	$(347,313)	$(65,127)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.17	USD	1,485	123,839	110,930	12,909

						$(288,601)	$(236,383)	$(52,218)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
USD	2,210	6/17/24	1.760%	CPI	#	Maturity	$12,444

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value		Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	8,270	12/11/21	3 Month LIBOR	2.868%	Quarterly/Semi-Annual	$186,555		$	– 0	–	$186,555
USD	3,350	1/07/22	3 Month LIBOR	2.488%	Quarterly/Semi-Annual	46,904			– 0	–	46,904
USD	7,720	4/01/22	3 Month LIBOR	1.863%	Quarterly/Semi-Annual	– 0	–		– 0	–	– 0	–
USD	1,500	4/03/34	2.082%	3 Month LIBOR	Semi-Annual/Quarterly	– 0	–		– 0	–	– 0	–
USD	530	4/03/34	2.185%	3 Month LIBOR	Semi-Annual/Quarterly	(6,762)			– 0	–	(6,762)

						$226,697		$	– 0	–	$226,697

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	1,000	$(93,500)	$(132,316)	$38,816
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	515	(48,109)	(62,029)	13,920
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	17	(1,589)	(1,712)	123
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,000	(93,499)	(134,620)	41,121
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	114	(10,650)	(11,604)	954
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	171	(15,989)	(16,959)	970
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	9	(842)	(915)	73
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	750	(70,063)	(73,156)	3,093
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	149	(13,932)	(14,343)	411

						$(348,173)	$(447,654)	$99,481

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,737	10/15/20	2.208%	CPI	#	Maturity	$(18,460)
Citibank, NA	USD	1,260	10/17/20	2.220%	CPI	#	Maturity	(13,582)
Citibank, NA	USD	5,000	10/29/21	2.125%	CPI	#	Maturity	(59,557)
JPMorgan Chase Bank, NA	USD	2,500	7/15/22	1.775%	CPI	#	Maturity	1,044
JPMorgan Chase Bank, NA	USD	1,170	7/15/24	2.165%	CPI	#	Maturity	(7,697)
JPMorgan Chase Bank, NA	USD	2,000	7/15/25	2.087%	CPI	#	Maturity	(23,504)

								$(121,756)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $7,071,029 or 8.9% of net assets.

(c)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2019 and the aggregate market value of these securities amounted to $425,000 or 0.54% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Illiquid security.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
7.50%, 07/01/23	7/31/14	$173,772	$3	0.00%

(i)	Defaulted matured security.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2019.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,040,620 and gross unrealized depreciation of investments was $(522,920), resulting in net unrealized appreciation of $3,517,700.

As of July 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

ABS	-	Asset-Backed Securities
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CMBS	-	Commercial Mortgage-Backed Securities
COP	-	Certificate of Participation
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alabama	$	– 0	–	$947,546		$565,789	$1,513,335
California		– 0	–	4,492,101		1,318,037	5,810,138
Florida		– 0	–	2,918,114		1,267,975	4,186,089
Illinois		– 0	–	5,399,763		78,793	5,478,556
Indiana		– 0	–	485,768		358,302	844,070
Kentucky		– 0	–	948,904		67,946	1,016,850
Louisiana		– 0	–	1,161,413		3	1,161,416
Maryland		– 0	–	139,174		163,399	302,573
Massachusetts		– 0	–	675,905		428,040	1,103,945
Minnesota		– 0	–	50,000		114,335	164,335
New Jersey		– 0	–	4,205,018		30,677	4,235,695
New York		– 0	–	5,962,328		121,189	6,083,517
North Dakota		– 0	–	– 0	–	97,348	97,348
Ohio		– 0	–	1,677,616		798,575	2,476,191
Pennsylvania		– 0	–	4,153,057		241,235	4,394,292
Puerto Rico		– 0	–	2,347,732		1,519,184	3,866,916
Tennessee		– 0	–	251,543		531,103	782,646

Investments in Securities:	Level 1			Level 2		Level 3		Total
Texas	$	– 0	–	$3,450,806		$807,434		$4,258,240
Washington		– 0	–	903,376		221,902		1,125,278
Wisconsin		– 0	–	247,999		134,021		382,020
Other		– 0	–	11,686,906		– 0	–	11,686,906
Investment Companies		3,435,529		– 0	–	– 0	–	3,435,529
Corporates - Investment Grade		– 0	–	1,755,428		– 0	–	1,755,428
CMOs		– 0	–	1,710,161		– 0	–	1,710,161
Governments - Treasuries		– 0	–	1,592,750		– 0	–	1,592,750
Commercial Mortgage-Backed Securities		– 0	–	367,084		249,838		616,922
Asset-Backed Securities		– 0	–	394,534		174,433		568,967
Corporates - Non-Investment Grade		– 0	–	560,783		– 0	–	560,783
Collateralized Loan Obligations		– 0	–	– 0	–	248,140		248,140
Short-Term Investments		7,419,227		– 0	–	– 0	–	7,419,227

Total Investments in Securities		10,854,756		58,485,809		9,537,698		78,878,263
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	123,839		– 0	–	123,839
Centrally Cleared Inflation (CPI) Swaps		– 0	–	12,444		– 0	–	12,444
Centrally Cleared Interest Rate Swaps		– 0	–	233,459		– 0	–	233,459
Inflation (CPI) Swaps		– 0	–	1,044		– 0	–	1,044
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(412,440)		– 0	–	(412,440)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,762)		– 0	–	(6,762)
Credit Default Swaps		– 0	–	(348,173)		– 0	–	(348,173)
Inflation (CPI) Swaps		– 0	–	(122,800)		– 0	–	(122,800)

Total		$10,854,756		$57,966,420		$9,537,698		$78,358,874

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Commercial Mortgage-Backed Securities		Asset-Backed Securities
Balance as of 10/31/18	$4,413,007		$252,822		$172,195
Accrued discounts/(premiums)	6,156		– 0	–	1
Realized gain (loss)	7,430		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	260,667		(2,984)		2,237
Purchases	5,016,809		– 0	–	– 0	–
Sales	(838,782)		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/19	$8,865,287		$249,838		$174,433

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$276,646		$(2,984)		$2,237

	Collateralized Loan Obligations		Total
Balance as of 10/31/18	$250,027		$5,088,051
Accrued discounts/(premiums)	– 0	–	6,157
Realized gain (loss)	– 0	–	7,430
Change in unrealized appreciation/depreciation	(1,887)		258,033
Purchases	– 0	–	5,016,809
Sales	– 0	–	(838,782)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/19	$248,140		$9,537,698

Net change in unrealized appreciation/depreciationfrom investments held as of 7/31/19	$(1,887)		$274,012

As of July 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,732	$29,458	$23,771	$7,419	$23